Pension and Other Postretirement Healthcare Benefits - Accumulated Benefit Obligations and Projected Benefit Obligations (Detail) (Successor [Member], Fund Postretirement Benefit, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
U.S Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 420	$ 392
Projected benefit obligation	(420)	(393)
Market value of plan assets	286	259
Funded status - (under)/over funded	(134)	(134)
The Netherlands Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	117	79
Projected benefit obligation	(137)	(90)
Market value of plan assets	112	91
Funded status - (under)/over funded	$ (25)	$ 1